Basis of Presentation (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 16,348,655	$ 33,538,153
Accrued voyage expenses	6,762,532	4,651,503
Accrued interest	1,220,073	540,862
Other accrued liabilities	587,244	1,471,276
Accounts payable accrued expenses and other current liabilities	$ 24,918,504	$ 40,201,794